FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured At Fair Value on a Recurring Basis
Below is a summary of the assets and liabilities that are measured at fair value on a recurring basis and also represents the carrying amount on the Group’s consolidated balance sheets:

	December 31, 2025
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available-for-sale:
Foreign governments	$7,796	$27,874	$—	$35,670
Corporate bonds	490,475	538,122	—	1,028,597
Total	498,271	565,996	—	1,064,267

Equity securities	20,936	—	—	20,936
Other Investments	—	13,710	—	13,710
Fair value option:
Equity-method investments measured at fair value	—	—	2,408	2,408
	$519,207	$579,706	$2,408	$1,101,321

	December 31, 2024
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available-for-sale:
Foreign governments	$4,371	$21,014	$—	$25,385
Corporate bonds	435,735	540,983	—	976,718
Total	440,106	561,997	—	1,002,103

Equity securities	28,973	—	—	28,973
Other Investments	—	12,289	—	12,289
Fair Value option:
Equity-method investments measured at fair value	—	—	1,955	1,955
	$469,079	$574,286	$1,955	$1,045,320

Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Below is a summary of quantitative information regarding the significant unobservable inputs (Level 3) used in determining the fair value of assets and liabilities measured at fair value on a recurring basis:

(Expressed in thousands of U.S. Dollars)
As at December 31, 2025	Fair Value (Level 3)	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equity-method investments measured at fair value	$2,408	Adjusted net asset value (“NAV”) approach	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A

(Expressed in thousands of U.S. Dollars)
As at December 31, 2024	Fair Value (Level 3)	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equity-method investments measured at fair value	$1,955	Adjusted net asset value (“NAV”) approach	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A
The following table presents a reconciliation of the beginning and ending balances for all financial assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for 2025. 2024 and 2023:

(Expressed in thousands of U.S. Dollars)	Equity-method investments measured at fair value	Derivative financial liabilities (Earnout shares)	Equity Securities

Year Ended December 31, 2025
Balance at beginning of year	$1,955	$—	$—
Change in fair value included in earnings	453	—	—
Balance at end of year	$2,408	$—	$—
Year Ended December 31, 2024
Balance at beginning of year	$3,522	$(17,290)	$—
Change in fair value included in earnings	(1,567)	(4,928)	—
Vesting of earnout shares	—	22,218	—
Balance at end of year	$1,955	$—	$—
Year Ended December 31, 2023
Balance at beginning of year	$4,907	$(13,800)	$7,364
Change in fair value included in earnings	(1,385)	(20,970)	(374)
Vesting of earnout shares	—	17,480	—
Transfer in and/or out of Level 3	—	—	(6,990)
Balance at end of year	$3,522	$(17,290)	$—

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Below is a summary of quantitative information regarding the significant unobservable inputs (Level 3) used in determining the fair value of assets and liabilities measured at fair value on a recurring basis:

(Expressed in thousands of U.S. Dollars)
As at December 31, 2025	Fair Value (Level 3)	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equity-method investments measured at fair value	$2,408	Adjusted net asset value (“NAV”) approach	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A

(Expressed in thousands of U.S. Dollars)
As at December 31, 2024	Fair Value (Level 3)	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equity-method investments measured at fair value	$1,955	Adjusted net asset value (“NAV”) approach	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A
The following table presents a reconciliation of the beginning and ending balances for all financial assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for 2025. 2024 and 2023:

(Expressed in thousands of U.S. Dollars)	Equity-method investments measured at fair value	Derivative financial liabilities (Earnout shares)	Equity Securities

Year Ended December 31, 2025
Balance at beginning of year	$1,955	$—	$—
Change in fair value included in earnings	453	—	—
Balance at end of year	$2,408	$—	$—
Year Ended December 31, 2024
Balance at beginning of year	$3,522	$(17,290)	$—
Change in fair value included in earnings	(1,567)	(4,928)	—
Vesting of earnout shares	—	22,218	—
Balance at end of year	$1,955	$—	$—
Year Ended December 31, 2023
Balance at beginning of year	$4,907	$(13,800)	$7,364
Change in fair value included in earnings	(1,385)	(20,970)	(374)
Vesting of earnout shares	—	17,480	—
Transfer in and/or out of Level 3	—	—	(6,990)
Balance at end of year	$3,522	$(17,290)	$—